ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF

(formerly AdvisorShares FolioBeyond Smart Core Bond ETF)

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 29.7%

Aerospace/Defense – 0.4%
Boeing Co. (The), 4.88%, 05/01/25	$15,000	$15,514

Agriculture – 0.2%
Altria Group, Inc., 4.80%, 02/14/29	7,000	7,351

Auto Manufacturers – 0.7%
American Honda Finance Corp., 2.00%, 03/24/28	16,000	14,929
General Motors Financial Co., Inc., 2.40%, 04/10/28	5,000	4,543
General Motors Financial Co., Inc., 3.10%, 01/12/32(a)	6,000	5,401
Total Auto Manufacturers		24,873

Banks – 8.4%
Bank of America Corp., Series N, 1.66%, (SOFR + 0.91%), 03/11/27@	27,000	25,225
Bank of America Corp., 1.73%, (SOFR + 0.96%), 07/22/27@	20,000	18,617
Citigroup, Inc., Series VAR, 3.07%, (SOFR + 1.28%), 02/24/28@	10,000	9,773
Fifth Third Bancorp, 3.65%, 01/25/24	5,000	5,067
Goldman Sachs Group, Inc. (The), 3.85%, 01/26/27	15,000	15,166
Goldman Sachs Group, Inc. (The), 1.43%, (SOFR + 0.80%), 03/09/27@	42,000	38,847
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32@	33,000	28,638
JPMorgan Chase & Co., 0.97%, (SOFR + 0.58%), 06/23/25@	9,000	8,607
JPMorgan Chase & Co., 2.01%, (SOFR + 1.59%), 03/13/26@	44,000	42,495
JPMorgan Chase & Co., 1.58%, (SOFR + 0.89%), 04/22/27@	15,000	14,004
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32@	7,000	6,140
Morgan Stanley, 0.79%, (SOFR + 0.53%), 05/30/25@	8,000	7,612
Morgan Stanley, 1.59%, (SOFR + 0.88%), 05/04/27@	19,000	17,700
PNC Financial Services Group, Inc. (The), 1.15%, 08/13/26	5,000	4,635
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/30	33,000	31,552
Wells Fargo & Co., 3.53%, (SOFR + 1.51%), 03/24/28@	21,000	20,959
Total Banks		295,037

Beverages – 0.8%
Coca-Cola Co. (The), 1.65%, 06/01/30	10,000	8,985
Coca-Cola Co. (The), 2.50%, 06/01/40	23,000	20,492
Total Beverages		29,477

Biotechnology – 0.3%
Amgen, Inc., 3.00%, 02/22/29	10,000	9,833

Chemicals – 0.4%
DuPont de Nemours, Inc., 4.49%, 11/15/25	14,000	14,595

Computers – 3.5%
Apple, Inc., 2.05%, 09/11/26	18,000	17,516
Apple, Inc., 1.20%, 02/08/28	19,000	17,294
Apple, Inc., 4.65%, 02/23/46	49,000	58,127
Hewlett Packard Enterprise Co., 1.45%, 04/01/24	9,000	8,747
International Business Machines Corp., 5.88%, 11/29/32	17,000	20,467
Total Computers		122,151

Diversified Financial Services – 1.0%
Capital One Financial Corp., 1.34%, (SOFR + 0.69%), 12/06/24@	16,000	15,535
Capital One Financial Corp., 1.88%, (SOFR + 0.86%), 11/02/27@	21,000	19,437
Total Diversified Financial Services		34,972

Electric – 2.6%
Alabama Power Co., 3.45%, 10/01/49	12,000	11,238
Consolidated Edison Co. of New York, Inc., Series 20A, 3.35%, 04/01/30	9,000	8,983
Consolidated Edison Co. of New York, Inc., 3.95%, 03/01/43	10,000	9,872
Consolidated Edison Co. of New York, Inc., Series E, 4.65%, 12/01/48	10,000	11,022
Duke Energy Carolinas LLC, 5.30%, 02/15/40	26,000	30,789
Duke Energy Corp., 2.45%, 06/01/30	8,000	7,389
Entergy Corp., 1.90%, 06/15/28	8,000	7,263
Pacific Gas And Electric Co., 1.37%, 03/10/23	5,000	4,912
Total Electric		91,468

Environmental Control – 0.2%
Waste Connections, Inc., 4.25%, 12/01/28	8,000	8,328

Healthcare - Services – 0.6%
UnitedHealth Group, Inc., 2.00%, 05/15/30	24,000	22,154

Insurance – 0.3%
American International Group, Inc., 2.50%, 06/30/25	9,000	8,820

Internet – 0.9%
Amazon.Com, Inc., 3.88%, 08/22/37	10,000	10,612
Booking Holdings, Inc., 3.65%, 03/15/25	16,000	16,302
Booking Holdings, Inc., 3.60%, 06/01/26	3,000	3,060
Total Internet		29,974

Media – 1.0%
Walt Disney Co. (The), 3.50%, 05/13/40	37,000	36,209

Oil & Gas – 1.3%
BP Capital Markets America, Inc., 2.72%, 01/12/32	22,000	20,738
Chevron Corp., 3.08%, 05/11/50	7,000	6,625
Exxon Mobil Corp., 4.23%, 03/19/40	16,000	17,364
Total Oil & Gas		44,727

Pharmaceuticals – 0.3%
CVS Health Corp., 4.78%, 03/25/38	9,000	9,867

Retail – 1.6%
Home Depot, Inc. (The), 2.95%, 06/15/29	21,000	20,849
Lowe’s Cos., Inc., 3.35%, 04/01/27	4,000	4,032
Starbucks Corp., 3.55%, 08/15/29	17,000	17,077
Starbucks Corp., 3.00%, 02/14/32	14,000	13,415
Total Retail		55,373

Semiconductors – 0.6%
Intel Corp., 3.73%, 12/08/47	20,000	20,053

Software – 1.5%
Oracle Corp., 2.65%, 07/15/26	11,000	10,576

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Software (continued)
Oracle Corp., 2.30%, 03/25/28	$3,000	$2,751
Oracle Corp., 3.60%, 04/01/40	45,000	39,167
Total Software		52,494

Telecommunications – 1.7%
AT&T, Inc., 1.70%, 03/25/26	11,000	10,429
AT&T, Inc., 4.35%, 03/01/29	16,000	16,921
Verizon Communications, Inc., 2.10%, 03/22/28	14,000	13,101
Verizon Communications, Inc., 2.65%, 11/20/40	10,000	8,541
Verizon Communications, Inc., 3.40%, 03/22/41	12,000	11,292
Total Telecommunications		60,284

Transportation – 1.4%
CSX Corp., 3.80%, 03/01/28	10,000	10,358
FedEx Corp., 2020-1 Class AA, Pass-Through Trust, 1.88%, 02/20/34	18,396	16,830
Union Pacific Corp., 3.95%, 09/10/28	21,000	22,107
Total Transportation		49,295

Total Corporate Bonds (Cost $1,120,043)		1,042,849

U.S. GOVERNMENT BONDS AND NOTES – 25.7%
Federal Farm Credit Banks Funding Corp., 1.30%, 09/20/28	21,000	19,214
Federal Farm Credit Banks Funding Corp., 1.77%, 02/04/31	26,000	24,150
Federal Farm Credit Banks Funding Corp., 2.20%, 12/09/31	28,000	26,049
Federal Farm Credit Banks Funding Corp., 2.20%, 11/01/33	36,000	33,182
Federal Farm Credit Banks Funding Corp., 2.20%, 09/02/36	33,000	29,505
Federal Farm Credit Banks Funding Corp., 2.28%, 02/14/28	45,000	43,512
Federal Farm Credit Banks Funding Corp., 2.43%, 11/16/34	28,000	25,991
Federal Farm Credit Banks Funding Corp., 2.45%, 02/23/28	12,000	11,701
Federal Farm Credit Banks Funding Corp., 2.48%, 01/19/34	37,000	34,364
Federal Farm Credit Banks Funding Corp., 2.48%, 02/01/34	36,000	33,433
Federal Farm Credit Banks Funding Corp., 2.55%, 12/21/34	46,000	43,034
Federal Farm Credit Banks Funding Corp., 2.75%, 02/02/37	37,000	34,229
Federal Farm Credit Banks Funding Corp., 2.87%, 02/25/30	72,000	70,887
Federal Farm Credit Banks Funding Corp., 3.00%, 03/08/32	20,000	19,538
Federal Farm Credit Banks Funding Corp., 3.25%, 02/23/35	54,000	53,089
Federal Farm Credit Banks Funding Corp., 3.36%, 02/23/37	92,000	89,352
Federal Farm Credit Banks Funding Corp., 3.80%, 04/05/32	35,000	35,001
Federal Farm Credit Banks Funding Corp., 4.20%, 04/07/36	20,000	19,999
Federal Home Loan Banks, 0.92%, 02/26/27	170,000	156,584
Federal Home Loan Banks, 2.00%, 03/25/30	37,500	34,759
Federal Home Loan Banks, 2.75%, 02/22/34	15,000	14,293
Federal Home Loan Banks, 2.90%, 02/18/37	15,000	14,187
Federal Home Loan Mortgage Corp., 1.15%, 08/26/30	40,000	35,312

Total U.S. Government Bonds and Notes (Cost $938,541)		901,365

U.S. GOVERNMENT AGENCY SECURITIES – 25.4%
Federal Home Loan Mortgage Corp., 2.00%, 11/01/51	63,394	58,968
Federal Home Loan Mortgage Corp., 3.50%, 10/01/34	13,710	13,907
Federal Home Loan Mortgage Corp., 3.50%, 07/01/47	24,901	25,301
Federal Home Loan Mortgage Corp., 4.00%, 06/01/33	54,286	56,238
Federal Home Loan Mortgage Corp., Class BA, Series 2022-5199, 3.00%, 06/25/48	41,768	41,245
Federal Home Loan Mortgage Corp., Class GA, Series 2020-4994, 2.00%, 03/25/44	21,661	21,059
Federal Home Loan Mortgage Corp., Class GH, Series 2020-5019, 2.00%, 06/25/42	7,384	7,182
Federal Home Loan Mortgage Corp., Class HA, Series 2011-3816, 3.50%, 11/15/25	54,100	54,997
Federal National Mortgage Association, 2.50%, 02/01/41	26,797	25,948
Federal National Mortgage Association, 2.50%, 04/01/48	20,095	19,365
Federal National Mortgage Association, 2.50%, 05/01/50	76,254	72,317
Federal National Mortgage Association, 2.50%, 10/01/51	29,789	28,506
Federal National Mortgage Association, 3.00%, 08/01/38	23,970	23,952
Federal National Mortgage Association, 3.00%, 01/01/40	18,237	18,150
Federal National Mortgage Association, 3.00%, 11/01/46	26,005	25,957
Federal National Mortgage Association, 3.00%, 11/01/46	44,058	43,767
Federal National Mortgage Association, 3.00%, 02/01/47	24,105	24,054
Federal National Mortgage Association, 3.00%, 02/01/49	26,608	26,342
Federal National Mortgage Association, 3.00%, 02/01/50	23,944	23,738
Federal National Mortgage Association, 3.00%, 10/01/51	56,963	55,881
Federal National Mortgage Association, 3.00%, 02/01/52	23,910	23,449
Federal National Mortgage Association, 3.00%, 02/01/52	24,960	24,556
Federal National Mortgage Association, 3.50%, 09/01/32	12,738	13,007
Federal National Mortgage Association, 3.50%, 02/01/33	26,384	27,117
Federal National Mortgage Association, 3.50%, 02/01/35	49,920	51,248
Federal National Mortgage Association, 3.50%, 03/01/48	13,239	13,403
Federal National Mortgage Association, 3.50%, 06/01/49	27,303	27,664

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal/ Shares	Value
U.S. GOVERNMENT AGENCY SECURITIES (continued)
Federal National Mortgage Association, Class LA, Series 2019-39, 3.00%, 02/25/49	$3,185	$3,135
Government National Mortgage Association, 3.00%, 10/20/51	33,631	33,366
Government National Mortgage Association, Class ME, Series 2013-28, 1.75%, 11/20/42	8,887	8,551

Total U.S. Government Agency Securities (Cost $934,886)		892,370

ASSET BACKED SECURITIES – 6.7%

Auto Manufacturers – 2.2%
AmeriCredit Automobile Receivables Trust, Class A3, Series 2021-3, 0.76%, 08/18/26	30,000	29,019
Exeter Automobile Receivables Trust, Class B, Series 2021-3A, 0.69%, 01/15/26	50,000	48,809
Total Auto Manufacturers		77,828

Diversified Financial Services – 4.5%
CIG Auto Receivables Trust, Class A, Series 2021-1A, 0.69%, 04/14/25‡	21,323	21,071
Drive Auto Receivables Trust, Class A3, Series 2021-3, 0.79%, 10/15/25	44,000	43,180
GM Financial Automobile Leasing Trust, Class B, Series 2020-1, 1.84%, 12/20/23	18,000	18,027
Verizon Owner Trust, Class B, Series 2020-C, 0.67%, 04/21/25	50,000	48,210
Volvo Financial Equipment LLC Series, Class A3, Series 2019-2A, 2.04%, 11/15/23‡	18,334	18,370
Westlake Automobile Receivables Trust, Class A3, Series 2021-3A, 0.95%, 06/16/25‡	10,000	9,796
Total Diversified Financial Services		158,654

Total Asset Backed Securities (Cost $241,256)		236,482

FOREIGN BONDS – 5.9%

Agriculture – 0.4%
BAT Capital Corp., 3.56%, 08/15/27 (United Kingdom)	8,000	7,812
BAT Capital Corp., 4.91%, 04/02/30 (United Kingdom)	7,000	7,224
Total Agriculture		15,036

Banks – 2.6%
Bank of Montreal, 1.85%, 05/01/25 (Canada)	15,000	14,443
Bank of Nova Scotia (The), 1.30%, 06/11/25 (Canada)	11,000	10,388
Canadian Imperial Bank of Commerce, 2.25%, 01/28/25 (Canada)	8,000	7,827
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Canada)	7,000	6,977
Royal Bank of Canada, Series G, 2.30%, 11/03/31 (Canada)	11,000	10,023
Toronto-Dominion Bank (The), 1.15%, 06/12/25 (Canada)	23,000	21,758
Toronto-Dominion Bank (The), 1.25%, 09/10/26 (Canada)	13,000	11,988
Westpac Banking Corp., 1.95%, 11/20/28 (Australia)	9,000	8,320
Total Banks		91,724

Beverages – 0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46 (Belgium)	10,000	11,133
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29 (Belgium)	1,000	1,085
Total Beverages		12,218

Multi-National – 1.4%
International Bank For Reconstruction & Development, 2.70%, 12/28/37 (Supranational)	49,000	48,504

Oil & Gas – 0.5%
Shell International Finance BV, 2.38%, 11/07/29 (Netherlands)	20,000	18,985

Pipelines – 0.6%
TransCanada Pipelines Ltd., 4.10%, 04/15/30 (Canada)	21,000	21,729

Total Foreign Bonds (Cost $218,886)		208,196

U.S. TREASURY BONDS – 2.9%
U.S. Treasury Bond, 2.00%, 11/15/41	97,000	87,906
U.S. Treasury Bond, 2.38%, 02/15/42	14,000	13,523

Total U.S. Treasury Bonds (Cost $110,722)		101,429

U.S. TREASURY NOTES – 1.4%
U.S. Treasury Note, 1.88%, 02/28/27(a)	15,000	14,623
U.S. Treasury Note, 1.75%, 01/31/29(a)	9,000	8,629
U.S. Treasury Note, 1.88%, 02/15/32(a)	27,000	25,937

Total U.S. Treasury Notes (Cost $50,087)		49,189

MORTGAGE BACKED SECURITIES – 0.7%

Diversified Financial Services – 0.7%
Citigroup Commercial Mortgage Trust, Class A1, Series 2018-C6, 3.30%, 11/10/51	8,071	8,122
Connecticut Avenue Securities Trust, Class 1M1, Series 2022-R01, 1.10%, (SOFR + 1.00%), 12/25/41@‡	15,080	14,935

Total Mortgage Backed Securities (Cost $23,312)		23,057

MONEY MARKET FUND – 1.0%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.23%(b) (Cost $36,156)	36,156	36,156

REPURCHASE AGREEMENT – 0.2%(c)
HSBC Securities USA, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $5,359, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.25%, 08/15/22-08/15/50, totaling $5,466)
(Cost $5,359)	$5,359	5,359

Total Investments – 99.6% (Cost $3,679,248)		3,496,452
Other Assets in Excess of Liabilities – 0.4%		16,719
Net Assets – 100.0%		$3,513,171

SOFR - Secured Overnight Financing Rate

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $45,546; the aggregate market value of the collateral held by the fund is $46,598. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $41,239.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NORTH SQUARE MCKEE ESG CORE BOND ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$1,042,849	$–	$1,042,849
U.S. Government Bonds and Notes	–	901,365	–	901,365
U.S. Government Agency Securities	–	892,370	–	892,370
Asset Backed Securities	–	236,482	–	236,482
Foreign Bonds	–	208,196	–	208,196
U.S. Treasury Bonds	–	101,429	–	101,429
U.S. Treasury Notes	–	49,189	–	49,189
Mortgage Backed Securities	–	23,057	–	23,057
Money Market Fund	36,156	–	–	36,156
Repurchase Agreement	–	5,359	–	5,359
Total	$36,156	$3,460,296	$–	$3,496,452

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	0.4%
Agriculture	0.6
Auto Manufacturers	2.9
Banks	11.0
Beverages	1.2
Biotechnology	0.3
Chemicals	0.4
Computers	3.5
Diversified Financial Services	31.6
Electric	2.6
Environmental Control	0.2
Healthcare - Services	0.6
Insurance	0.3
Internet	0.9
Media	1.0
Multi-National	1.4
Oil & Gas	1.8
Pharmaceuticals	0.3
Pipelines	0.6
Retail	1.6
Semiconductors	0.6
Software	1.5
Telecommunications	1.7
Transportation	1.4
U.S. Government Bonds and Notes	25.7
U.S. Treasury Bonds	2.9
U.S. Treasury Notes	1.4
Money Market Fund	1.0
Repurchase Agreement	0.2
Total Investments	99.6
Other Assets in Excess of Liabilities	0.4
Net Assets	100.0%